Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
Net loss	$(1,274,996)	$(2,021,700)	$(3,488,129)
Tax rate	34%	34%	34%
Expected income tax recovery	(433,499)	(687,378)	(1,185,964)
Derivative liability	(314,154)	(607,888)	(38,927)
Non-deductible items and other	18,014	275,973	83,288
Share issuance costs not recognized	(60,269)	(58,233)	-
Effect of different foreign tax rates	24,457	19,251	30,448
Effect of change in US corporate tax rate	3,059,896	-	-
Temporary differences not recognized	(2,295,685)	1,058,275	1,111,155
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31,	December 31,
	2017	2016
Non-capital losses – Canada	$2,322,369	$1,934,799
Tax losses – United States	22,359,419	20,420,145
Equipment tax pools	1,178,241	1,102,969
Share issuance costs	324,049	247,194
	$26,184,078	$23,705,107